Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Components of Long-Term Debt

	June 30, 2019	December 31, 2018
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due from 2020 to 2022	177,000	225,000
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030	1,163,693	1,212,504
Norwegian Krone-denominated Bonds due from 2020 to 2023	357,454	352,973
Euro-denominated Term Loans due from 2023 to 2024	180,115	193,781
Other U.S. Dollar-denominated Loans	3,300	3,300
Total principal	1,881,562	1,987,558
Unamortized discount and debt issuance costs	(13,894)	(17,782)
Total debt	1,867,668	1,969,776
Less current portion	(402,513)	(135,901)
Long-term debt	1,465,155	1,833,875